NET LOSS PER SHARE - Basic and diluted net loss per share attributable to common shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic net loss per share:
Net loss	$ (87,792)	$ (80,853)	$ (55,919)	$ (62,196)	$ (91,722)	$ (89,736)	$ (75,139)	$ (82,573)	$ (286,760)	$ (339,170)	$ (239,929)
Minus: Deemed dividend											7,224
Minus: Net income attributable to noncontrolling interests										1,847	1,362
Minus: Gain on liability-classified warrants										8,132
Net loss attributable to common shareholders - diluted									(286,760)	(349,149)	(248,515)
Net loss attributable to common shareholders - basic									$ (286,760)	$ (341,017)	$ (248,515)
Denominator:
Weighted average shares outstanding - basic and diluted									109,301	79,977	78,564
Basic net loss per share	$ (0.49)	$ (0.91)	$ (0.66)	$ (0.74)	$ (1.1)	$ (1.12)	$ (0.96)	$ (1.07)	$ (2.62)	$ (4.26)	$ (3.16)
Denominator:
Weighted average shares outstanding - basic and diluted									109,301	79,977	78,564
Diluted net loss per share	$ (0.49)	$ (0.91)	$ (0.66)	$ (0.74)	$ (1.11)	$ (1.15)	$ (1.03)	$ (1.08)	$ (2.62)	$ (4.37)	$ (3.16)